Other payables and accruals (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued payroll	¥ 262,590	¥ 251,651
Accrued expenses	78,610	150,835
Advances from customers	1,035,090	1,182,840
Other payables	657,832	488,428
Other tax payables	389,483	296,336
Interest payable	236,552	96,502
Other Payables And Accruals Current	¥ 2,660,157	¥ 2,466,592